UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 00781)

Exact name of registrant as specified in charter:	The Putnam Fund for Growth and Income

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2009

Date of reporting period: July 31, 2009

Item 1. Schedule of Investments:

The Putnam Fund for Growth and Income

The fund's portfolio
7/31/09 (Unaudited)

COMMON STOCKS (98.2%)(a)
	Shares	Value

Advertising and marketing services (0.2%)
Omnicom Group, Inc.	232,500	$7,905,000
		7,905,000

Aerospace and defense (2.3%)
Goodrich Corp. (S)	266,900	13,707,984
Lockheed Martin Corp. (S)	373,000	27,885,480
Northrop Grumman Corp. (S)	254,600	11,350,068
Raytheon Co.	672,300	31,564,485
United Technologies Corp. (S)	569,800	31,037,006
		115,545,023

Automotive (0.2%)
Ford Motor Co. (NON) (S)	1,155,410	9,243,280
		9,243,280

Banking (9.7%)
Bank of America Corp.	9,557,814	141,360,069
Bank of New York Mellon Corp. (The)	1,785,400	48,812,836
Citigroup, Inc.	8,808,521	27,923,012
JPMorgan Chase & Co.	3,283,182	126,894,984
PNC Financial Services Group, Inc. (S)	459,500	16,845,270
SunTrust Banks, Inc. (S)	1,198,975	23,380,013
U.S. Bancorp (S)	1,029,300	21,008,013
Wells Fargo & Co. (S)	2,971,179	72,675,038
		478,899,235

Beverage (0.5%)
Coca-Cola Co. (The)	253,200	12,619,488
Coca-Cola Enterprises, Inc.	639,100	12,008,689
		24,628,177

Biotechnology (1.7%)
Amgen, Inc. (NON)	1,070,300	66,690,393
Genzyme Corp. (NON)	338,000	17,538,820
		84,229,213

Broadcasting (1.0%)
CBS Corp. Class B	2,435,853	19,949,636
Liberty Media Corp. - Entertainment Class A (NON) (S)	1,000,500	27,983,985
		47,933,621

Building materials (0.7%)
Masco Corp. (S)	736,000	10,252,480
Owens Corning, Inc. (NON) (S)	1,396,700	25,671,346
		35,923,826

Cable television (1.9%)
Comcast Corp. Class A	760,500	11,301,030
DIRECTV Group, Inc. (The) (NON)	590,700	15,299,130
DISH Network Corp. Class A (NON)	1,691,800	28,676,010
Time Warner Cable, Inc. (S)	1,135,480	37,538,969
		92,815,139

Chemicals (1.9%)
Dow Chemical Co. (The) (S)	1,107,200	23,439,424
E.I. du Pont de Nemours & Co. (S)	2,252,600	69,672,918
		93,112,342

Combined utilities (0.3%)
El Paso Corp. (S)	1,304,700	13,125,282
		13,125,282

Commercial and consumer services (0.6%)
Alliance Data Systems Corp. (NON) (S)	569,500	29,044,500
		29,044,500

Communications equipment (1.3%)
Cisco Systems, Inc. (NON)	1,997,857	43,972,833
Nokia OYJ ADR (Finland) (S)	681,000	9,084,540
Qualcomm, Inc.	243,600	11,256,756
		64,314,129

Computers (2.6%)

Apple, Inc. (NON)	75,300	12,303,267
EMC Corp. (NON)	2,152,700	32,419,662
Hewlett-Packard Co. (S)	757,600	32,804,080
IBM Corp.	324,400	38,256,492
Lexmark International, Inc. Class A (NON)	470,000	6,805,600
Longtop Financial Technologies Ltd. ADR (China) (NON)	164,800	4,602,864
		127,191,965

Conglomerates (3.0%)
3M Co. (S)	182,445	12,866,021
General Electric Co. (S)	7,245,920	97,095,328
Honeywell International, Inc. (S)	524,600	18,203,620
Tyco International, Ltd.	605,642	18,302,501
		146,467,470

Construction (0.3%)
Chicago Bridge & Iron Co., NV (Netherlands)	528,000	7,365,600
Eagle Materials, Inc. (S)	225,300	6,150,690
		13,516,290

Consumer finance (0.4%)
American Express Co. (S)	279,900	7,929,567
Capital One Financial Corp. (S)	349,000	10,714,300
		18,643,867

Consumer goods (2.3%)
Clorox Co. (S)	237,666	14,500,003
Energizer Holdings, Inc. (NON)	223,800	14,336,628
Estee Lauder Cos., Inc. (The) Class A	226,311	8,246,773
Kimberly-Clark Corp.	246,000	14,378,700
Newell Rubbermaid, Inc. (S)	2,030,700	26,135,109
Procter & Gamble Co. (The) (S)	631,800	35,071,218
		112,668,431

Electric utilities (3.9%)
American Electric Power Co., Inc. (S)	1,003,848	31,079,134
Edison International	1,122,300	36,272,736
Entergy Corp.	356,115	28,606,718
Exelon Corp.	401,023	20,396,030
Great Plains Energy, Inc. (S)	805,141	12,825,896
NV Energy, Inc.	1,293,000	14,869,500
PG&E Corp. (S)	1,163,200	46,958,384
		191,008,398

Electrical equipment (0.6%)
Emerson Electric Co. (S)	784,600	28,543,748
		28,543,748

Electronics (1.4%)
Integrated Device Technology, Inc. (NON)	1,790,273	12,120,148
Micron Technology, Inc. (NON) (S)	1,615,300	10,321,767
Texas Instruments, Inc. (S)	1,623,400	39,042,770
Tyco Electronics, Ltd. (Switzerland) (S)	363,700	7,808,639
		69,293,324

Energy (oil field) (2.2%)
Halliburton Co.	897,400	19,823,566
Schlumberger, Ltd. (S)	112,400	6,013,400
Smith International, Inc. (S)	982,200	24,682,686
Transocean, Ltd. (Switzerland) (NON) (S)	274,100	21,843,029
Weatherford International, Ltd. (China) (NON) (S)	1,825,900	34,253,884
		106,616,565

Engineering and construction (0.2%)
Fluor Corp. (S)	182,900	9,657,120
		9,657,120

Food (1.4%)
General Mills, Inc.	404,900	23,852,659
Kraft Foods, Inc. Class A	1,626,562	46,096,767
		69,949,426

Forest products and packaging (0.2%)
International Paper Co.	510,800	9,608,148
		9,608,148

Health-care services (1.8%)
AmerisourceBergen Corp.	1,643,800	32,415,736
Cardinal Health, Inc. (S)	442,432	14,732,986
McKesson Corp.	334,500	17,109,675
Omnicare, Inc.	208,800	4,984,056
WellPoint, Inc. (NON) (S)	340,300	17,913,392
		87,155,845

Homebuilding (1.1%)

Centex Corp.	999,700	10,906,727
D.R. Horton, Inc. (S)	1,109,500	12,859,105
M.D.C. Holdings, Inc. (S)	220,600	7,773,944
Pulte Homes, Inc. (S)	829,700	9,433,689
Toll Brothers, Inc. (NON) (S)	810,900	15,861,204
		56,834,669

Insurance (6.7%)
ACE, Ltd. (S)	1,052,700	51,645,462
Aflac, Inc.	1,412,800	53,488,608
Allstate Corp. (The)	812,700	21,869,757
Assured Guaranty, Ltd. (Bermuda) (S)	588,300	8,218,551
Berkshire Hathaway, Inc. Class B (NON)	7,972	25,354,946
Chubb Corp. (The)	515,775	23,818,490
Everest Re Group, Ltd. (S)	429,320	34,440,050
Loews Corp.	535,200	16,066,704
Marsh & McLennan Cos., Inc.	742,500	15,161,850
MetLife, Inc.	606,200	20,580,490
Prudential Financial, Inc.	231,000	10,226,370
Travelers Cos., Inc. (The)	923,400	39,770,838
XL Capital, Ltd. Class A	535,400	7,538,432
		328,180,548

Investment banking/Brokerage (3.3%)
Goldman Sachs Group, Inc. (The) (S)	499,893	81,632,527
Morgan Stanley (S)	1,387,500	39,543,750
State Street Corp.	868,900	43,705,670
		164,881,947

Lodging/Tourism (0.9%)
Marriott International, Inc. Class A (S)	498,373	10,734,954
Wyndham Worldwide Corp. (S)	2,355,380	32,857,551
		43,592,505

Machinery (0.6%)
Cummins, Inc.	263,000	11,311,630
Deere (John) & Co. (S)	219,900	9,618,426
Parker-Hannifin Corp. (S)	165,700	7,337,196
		28,267,252

Media (2.3%)
Time Warner, Inc.	1,248,900	33,295,674
Viacom, Inc. Class B (NON) (S)	1,375,400	31,854,264
Walt Disney Co. (The) (S)	1,840,100	46,223,312
		111,373,250

Medical technology (3.5%)
Baxter International, Inc.	460,400	25,952,748
Boston Scientific Corp. (NON)	4,186,787	44,966,092
Covidien PLC (Ireland)	577,767	21,845,370
Hospira, Inc. (NON)	1,334,500	51,284,835
Medtronic, Inc.	782,300	27,709,066
		171,758,111

Metals (1.9%)
Alcoa, Inc. (S)	1,475,200	17,348,352
Freeport-McMoRan Copper & Gold, Inc. Class B (S)	566,300	34,147,890
Nucor Corp.	399,100	17,747,977
Steel Dynamics, Inc.	1,123,500	18,380,460
United States Steel Corp. (S)	211,766	8,417,699
		96,042,378

Oil and gas (13.1%)
Anadarko Petroleum Corp. (S)	512,300	24,692,860
BP PLC ADR (United Kingdom) (S)	643,800	32,215,752
Chevron Corp.	2,183,600	151,694,692
ConocoPhillips (S)	547,700	23,939,967
EOG Resources, Inc. (S)	168,500	12,474,055
Exxon Mobil Corp.	2,598,495	182,908,063
Marathon Oil Corp.	1,460,000	47,085,000
Newfield Exploration Co. (NON)	424,700	16,703,451
Nexen, Inc. (Canada)	1,120,500	23,317,605
Noble Energy, Inc. (S)	317,900	19,430,048
Occidental Petroleum Corp. (S)	942,014	67,203,279
Total SA ADR (France)	738,200	41,080,830
		642,745,602

Pharmaceuticals (6.8%)
Abbott Laboratories	829,000	37,296,710
Eli Lilly & Co. (S)	205,700	7,176,873
Johnson & Johnson (S)	1,246,100	75,875,029
Merck & Co., Inc. (S)	408,700	12,265,087
Pfizer, Inc. (S)	7,523,500	119,849,355
Schering-Plough Corp. (S)	694,800	18,419,148
Wyeth	1,377,000	64,099,350
		334,981,552

Power producers (0.3%)

AES Corp. (The) (NON)		1,378,600	17,632,294
			17,632,294

Regional Bells (3.6%)
AT&T, Inc.		3,767,400	98,818,902
Verizon Communications, Inc. (S)		2,505,259	80,343,656
			179,162,558

Retail (5.4%)
CVS Caremark Corp.		1,099,000	36,794,520
Gap, Inc. (The) (S)		959,800	15,663,936
Home Depot, Inc. (The) (S)		835,450	21,671,573
Kroger Co.		330,900	7,074,642
Lowe's Cos., Inc.		1,165,000	26,165,900
Macy's, Inc. (S)		1,661,400	23,110,074
Nordstrom, Inc. (S)		600,800	15,885,152
Staples, Inc. (S)		1,414,800	29,739,096
Supervalu, Inc.		869,600	12,896,168
Target Corp.		286,100	12,479,682
TJX Cos., Inc. (The)		463,100	16,778,113
Wal-Mart Stores, Inc.		821,400	40,971,432
Walgreen Co. (S)		221,600	6,880,680
			266,110,968

Schools (0.2%)
Apollo Group, Inc. Class A (NON)		135,600	9,361,824
			9,361,824

Semiconductor (1.1%)
ASM Holding NV (NY Reg Shares) (Netherlands)		490,200	12,750,102
Atmel Corp. (NON)		3,956,300	16,497,771
Formfactor, Inc. (NON) (S)		313,135	7,217,762
KLA-Tencor Corp. (S)		359,900	11,473,612
Lam Research Corp. (NON) (S)		176,300	5,299,578
			53,238,825

Software (1.9%)
Electronic Arts, Inc. (NON) (S)		740,400	15,896,388
Microsoft Corp. (S)		2,080,400	48,931,008
Parametric Technology Corp. (NON) (S)		1,135,736	14,662,352
Symantec Corp. (NON)		994,700	14,850,871
			94,340,619

Telecommunications (1.0%)
America Movil SAB de CV ADR Ser. L (Mexico) (S)		305,400	13,135,254
Motorola, Inc.		4,237,100	30,337,636
Sprint Nextel Corp. (NON) (S)		1,484,255	5,937,020
			49,409,910

Tobacco (1.6%)
Altria Group, Inc. (S)		1,388,300	24,336,899
Lorillard, Inc.		475,700	35,068,603
Philip Morris International, Inc.		471,000	21,948,600
			81,354,102

Waste Management (0.3%)
Waste Management, Inc. (S)		479,400	13,475,934
			13,475,934

Total common stocks (cost $4,488,196,347)			$4,829,784,212

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
		Shares	Value

Freeport-McMoRan Copper & Gold, Inc. $6.75 cv. pfd.		103,543	$9,551,842

Total convertible preferred stocks (cost $8,136,197)			$9,551,842

INVESTMENT COMPANIES (0.2%)(a)
		Shares	Value

KKR Private Equity Investors LP (Unit) (NON)		1,147,044	$7,799,899

Total investment companies (cost $6,512,834)			$7,799,899

PURCHASED OPTIONS OUTSTANDING (0.0%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Amgen, Inc. (Put)	Aug-09/$57.50	401,049	$354,928

Total purchased options outstanding (cost $326,654)			$354,928

SHORT-TERM INVESTMENTS (19.7%)(a)
		Principal amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 0.45% to 0.54% and
due dates ranging from August 3, 2009 to
August 10, 2009 (d)		$909,510,537	$909,473,183
Putnam Money Market Liquidity Fund (e)		57,728,543	57,728,543

Total short-term investments (cost $967,201,726)	$967,201,726

TOTAL INVESTMENTS

Total investments (cost $5,470,373,758) (b)	$5,814,692,607

NOTES

(a) Percentages indicated are based on net assets of $4,916,519,622.

(b) The aggregate identified cost on a tax basis is $5,645,321,970, resulting in gross unrealized appreciation and depreciation of $693,576,635 and $524,205,998, respectively, or net unrealized appreciation of $169,370,637.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At July 31, 2009, the value of securities loaned amounted to $876,584,402. The fund received cash collateral of $909,473,183 which is pooled with collateral of other Putnam funds into 4 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $87,546 for the period ended July 31, 2009. During the period ended July 31, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $400,150,029 and $342,421,486, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(S) Securities on loan, in part or in entirety, at July 31, 2009.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Outstanding contracts at period end are indicative of the volume of activity during the period.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of July 31, 2009:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:
Basic materials	$212,279,158	$--	$--
Capital goods	195,489,077	--	--
Communication services	321,387,607	--	--
Conglomerates	146,467,470	--	--
Consumer cyclicals	544,315,609	--	--
Consumer staples	361,607,970	--	--
Energy	749,362,167	--	--
Financials	990,605,597	--	--
Health care	678,124,721	--	--
Technology	408,378,862	--	--
Utilities and power	221,765,974	--	--

Total Common stocks	$4,829,784,212	$--	$--

Convertible preferred stocks	--	9,551,842	--

Investment companies	7,799,899	--	--

Purchased options outstanding	--	354,928	--

Short-term investments	57,728,543	909,473,183	--

Totals by level	$4,895,312,654	$919,379,953	$--

	Level 1	Level 2	Level 3

Other financial instruments:	$--	$--	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts.

Market Values of Derivative Instruments as of July 31, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under Statement 133	Market value	Market value

Equity contracts	$354,928	$--

Total	$354,928	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Putnam Fund for Growth and Income

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: September 29, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 29, 2009